Consolidated Statement of Changes in Equity - USD ($) $ in Thousands		Share capital & issuance premium	Accumulated Deficit	Share-based compensation	Translation Reserve	Total
Balance at Dec. 31, 2022		$ 286,631	$ (288,346)	$ 11,474	$ (444)	$ 9,315
Balance (in Shares) at Dec. 31, 2022	[1]	16,288,093
Loss for the year			(43,100)			(43,100)
Other comprehensive income					(149)	(149)
Total comprehensive income for the year			(43,100)		(149)	(43,249)
Issuance of shares, net of transaction costs		$ 39,599				39,599
Issuance of shares, net of transaction costs (in Shares)	[1]	10,750,000
Issuance of shares as part of amended GPS asset purchase agreement		$ 878				878
Issuance of shares as part of amended GPS asset purchase agreement (in Shares)	[1]	250,000
Share-based compensation costs				665		665
Balance at Dec. 31, 2023		$ 327,108	(331,446)	12,139	(593)	7,208
Balance (in Shares) at Dec. 31, 2023	[1]	27,288,093
Loss for the year			(38,069)			(38,069)
Other comprehensive income					(22)	(22)
Total comprehensive income for the year			(38,069)		(22)	(38,091)
Issuance of shares, net of transaction costs		$ 40,739				40,739
Issuance of shares, net of transaction costs (in Shares)	[1]	22,209,241
Issuance of warrants – OrbiMed				2,144		2,144
Exact Sciences 5-year warrants				1,116		1,116
Share-based compensation costs				1,725		1,725
Balance at Dec. 31, 2024		$ 367,847	(369,515)	17,124	(615)	14,841
Balance (in Shares) at Dec. 31, 2024	[1]	49,497,334
Loss for the year			(33,519)			(33,519)
Other comprehensive loss					(166)	(166)
Other comprehensive income						(166)
Total comprehensive income for the year			(33,519)		(166)	(33,685)
Issuance of shares – Bio-Techne		$ 4,539				4,539
Issuance of shares – Bio-Techne (in Shares)	[1]	1,867,186
Share-based compensation costs				2,211		2,211
Balance at Dec. 31, 2025		$ 372,386	$ (403,034)	$ 19,335	$ (781)	$ (12,094)
Balance (in Shares) at Dec. 31, 2025	[1]	51,364,520

[1]	The Company completed a share consolidation with respect to all its outstanding shares by means of a 1-for-10 reverse stock split (the “Share Consolidation”) as of November 13, 2023. All share amounts and the EPS were adjusted retroactively to reflect the reverse stock-split.